Going Concern (Details Narrative) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Shareholders' Equity / (Deficit)	$ (18,584,463)	$ (45,188,123)	$ 222,400,543	$ 232,650,777